PREFERRED STOCK	12 Months Ended
Dec. 31, 2015
Notes to Consolidated Financial Statements [Abstract]
Preferred Stock

NOTE 11. PREFERRED STOCK

The table below shows the details of preferred stock for SoCalGas. All series of SDG&E preferred stock were redeemed during 2013 as we discuss below.

PREFERRED STOCK OUTSTANDING
(Dollars in millions, except per share amounts)
	December 31,
	2015	2014
$25 par value, authorized 1,000,000 shares:
6% Series, 79,011 shares outstanding	$3	$3
6% Series A, 783,032 shares outstanding	19	19
SoCalGas - Total preferred stock	22	22
Less: 50,970 shares of the 6% Series outstanding owned by Pacific Enterprises	(2)	(2)
Sempra Energy - Total preferred stock of subsidiary	$20	$20

Following are the attributes of each company’s preferred stock. No shares currently outstanding are subject to mandatory redemption.

SOCALGAS

  None of SoCalGas’ outstanding preferred stock is callable.
  All outstanding series have one vote per share, cumulative preferences as to dividends and liquidation preferences of $25 per share plus any unpaid dividends.

SoCalGas currently is also authorized to issue 5 million shares of series preferred stock and 5 million shares of preference stock, both without par value and with cumulative preferences as to dividends and liquidation value. The preference stock would rank junior to all series of preferred stock. Other rights and privileges of any new series of such stock would be established by the board of directors at the time of issuance.

SDG&E

In October 2013, SDG&E redeemed all six series of its outstanding shares of contingently redeemable preferred stock for $82 million, including a $3 million early call premium. Each series was redeemed for cash at redemption prices ranging from $20.25 to $26 per share plus accrued dividends up to the redemption date of $1 million. The early call premium is presented as Call Premium on Preferred Stock of Subsidiary on Sempra Energy’s and Call Premium on Preferred Stock on SDG&E’s Consolidated Statements of Operations. The shares are no longer outstanding.

SDG&E is currently authorized to issue up to 45 million shares of preferred stock. The rights, preferences, privileges and restrictions for any new series of preferred stock would be established by the board of directors at the time of issuance.